Short-Term Bank Borrowings (Tables)	6 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Schedule of short-term bank borrowings
	As of September 30,	As of March 31,
	2022	2022
Industrial Bank Co., Ltd	$985,943	$1,102,675
Postal Saving Bank of China	1,042,283	1,165,685
Guangfa Bank Co., Ltd	119,722	-
Total	$2,147,948	$2,268,360

Schedule of secure short term borrowings
	As of September 30,	As of March 31,
	2022	2022
Buildings, net	$1,312,095	$2,076,215
Land use rights, net	82,059	93,140
Total	$1,394,154	$2,169,355